Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	2019	2018	2017
	A$’000	A$’000	A$’000
Cash at bank	15,369	9,575	4,349
Cash on deposit	7,042	6,510	13,026
	22,411	16,085	17,375